Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2019
Pensions and other post-employment benefits
Pensions and other post-employment benefits

27. Pensions and other post-employment benefits

The Group maintains a number of post-employment plans in various countries including both defined benefit and defined contribution plans. The Group’s defined benefit plans comprise significant pension programs and schemes as well as material other post-employment benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose the Group to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal, and economic requirements in each country. The amount recognized in the consolidated income statement related to defined benefit plans was EUR 31 million (EUR 234 million in 2018 and EUR 214 million in 2017).

The Group also participates in defined contribution plans, multi-employer and insured plans for which the Group contributions are recognized as expense in the consolidated income statement in the period to which the contributions relate. In a defined contribution plan, the Group’s legal or constructive obligation is limited to the amount that it agrees to contribute to the fund. The amount recognized in the consolidated income statement related to defined contribution plans was EUR 220 million (EUR 246 million in 2018 and EUR 231 million in 2017).

Defined benefit plans

The total net defined benefit asset is EUR 487 million (EUR 103 million net defined benefit liability in 2018) consisting of net pension and other post-employment benefit liabilities of EUR 4 343  million (EUR 4 327 million in 2018) and net pension and other post-employment benefit assets of EUR 4 830 million (EUR 4 224 million in 2018).

The Group’s most significant defined benefit pension plans are in the United States, Germany, and the United Kingdom. Together they account for 92% (92% in 2018) of the Group’s total defined benefit obligation and 91% (91% in 2018) of the Group’s total plan assets.

The defined benefit obligations, the fair value of plan assets, the effects of the asset ceiling and the net defined benefit balance as of December 31:

	2019				2018
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States	(18 657)	20 906	(975)	1 274	(18 346)	19 616	(573)	697
Germany	(2 808)	1 232	–	(1 576)	(2 650)	1 145	–	(1 505)
United Kingdom	(1 147)	1 612	–	465	(1 122)	1 459	–	337
Other	(2 051)	2 430	(55)	324	(1 837)	2 259	(54)	368
Total	(24 663)	26 180	(1 030)	487	(23 955)	24 479	(627)	(103)

United States

The Group has significant defined benefit pension plans and a significant post-employment welfare benefit plan (Opeb) providing post-employment healthcare benefits and life insurance coverage in the United States. The pension plans include both traditional service-based programs as well as cash-balance plans. Salaried, non-union-represented, employees are covered by a cash-balance program. All other legacy programs, including legacy service-based programs, were frozen by December 31, 2009. For active union-represented employees and for former employees who, when actively employed, were represented by a union, the Group maintains two defined benefit pension plans, both of which are traditional service-based programs. The larger of the two, which represents 96% of the obligation, is a closed plan. The post-employment plans provide welfare benefits for certain retired former employees. Pursuant to an agreement with the Communications Workers of America (CWA) and the International Brotherhood of Electrical Workers (IBEW) unions, the Group provides post-employment healthcare benefits and life-insurance coverage for employees formerly represented by these two unions. That agreement was renewed in 2019 and the contract expires on December 31, 2024.

The defined benefit obligations, the fair value of plan assets, the effects of the asset ceiling and the net defined benefit balance for United States defined benefit plans as of December 31:

	2019				2018
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
Pension benefits
Management (salaried and others)	(13 186)	15 686	–	2 500	(12 860)	14 617	–	1 757
Occupational (formerly union represented)	(2 795)	4 757	(975)	987	(2 766)	4 602	(573)	1 263
Supplemental	(351)	–	–	(351)	(336)	–	–	(336)
Total	(16 332)	20 443	(975)	3 136	(15 962)	19 219	(573)	2 684
Post-employment benefits
Health (non-union represented)	(49)	–	–	(49)	(66)	–	–	(66)
Health (formerly union represented)	(731)	257	–	(474)	(972)	184	–	(788)
Group life (non-union represented)	(1 038)	139	–	(899)	(885)	149	–	(736)
Group life (formerly union represented)	(507)	68	–	(439)	(460)	64	–	(396)
Other	–	–	–	–	(1)	–	–	(1)
Total	(2 325)	464	–	(1 861)	(2 384)	397	–	(1 987)

Germany

The Group maintains two primary plans in Germany which cover the majority of active employees: the cash balance plan Beitragsorientierter Alterversorgungs Plan (BAP) for the Group’s former Nokia employees and a similar cash balance program (AVK Basis-/Matchingkonto) for the Group’s former Alcatel Lucent employees. Individual benefits are generally dependent on eligible compensation levels, ranking within the Group and years of service. These plans are partially funded defined benefit pension plans, the benefits being subject to a minimum return guaranteed by the Group. The funding vehicle for the BAP plan is the NSN Pension Trust e.V. The trust is legally separate from the Group and manages the plan assets in accordance with the respective trust agreements.

All other plans have been frozen or closed in prior years and replaced by the cash balance plans. Benefits are paid in annual installments, as monthly retirement pension, or as a lump sum on retirement in an amount equal to accrued pensions and guaranteed interest.

United Kingdom

In 2019, the legacy Nokia plan was merged and members’ benefits were transferred to the legacy Alcatel Lucent plan. The new combined plan was renamed to “Nokia Retirement Plan for former NSN & ALU employees”. It consists of both money purchase sections with Guaranteed Minimum Pension (GMP) underpin and final salary sections. All final salary sections are closed to future benefit accrual, the legacy Nokia plan closed on April 30, 2012 and the legacy Alcatel-Lucent plan on April 30, 2018. Individual benefits for final salary sections are dependent on eligible compensation levels and years of service. For the money purchase sections with GMP underpin, individual benefits are dependent on the greater of the value of GMP at retirement date or the pension value resulting from the individual’s invested funds. The Trust manages all investments for the combined pension plan.

Impact on the consolidated financial statements

Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling

The movements in the present value of the defined benefit obligation for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(15 962)	(2 384)	(5 609)	(23 955)	(17 096)	(2 518)	(5 883)	(25 497)
Current service cost	(66)	–	(87)	(153)	(70)	–	(93)	(163)
Interest expense	(553)	(79)	(121)	(753)	(540)	(79)	(106)	(725)
Past service cost	(46)	167	19	140	(44)	–	(8)	(52)
Settlements	–	–	149	149	–	–	(1)	(1)
Total	(665)	88	(40)	(617)	(654)	(79)	(208)	(941)
Remeasurements:
Gain/(loss) from change in demographic assumptions	759	49	5	813	36	23	21	80
(Loss)/gain from change in financial assumptions	(1 677)	(231)	(483)	(2 391)	938	155	205	1 298
Experience gain/(loss)	37	39	(5)	71	56	(10)	33	79
Total	(881)	(143)	(483)	(1 507)	1 030	168	259	1 457
Translation differences	(335)	(53)	(92)	(480)	(717)	(105)	15	(807)
Contributions from plan participants	–	(105)	(25)	(130)	–	(115)	(23)	(138)
Benefits paid	1 511	284	242	2 037	1 475	278	235	1 988
Other	–	(12)	1	(11)	–	(13)	(4)	(16)
Total	1 176	114	126	1 416	758	45	223	1 026
As of December 31	(16 332)	(2 325)	(6 006)	(24 663)	(15 962)	(2 384)	(5 609)	(23 955)

Present value of obligations includes EUR 17 782 million (EUR 17 593 million in 2018) of wholly funded obligations, EUR 5 660 million (EUR 5 162 million in 2018) of partly funded obligations and EUR 1 221 million (EUR 1 200 million in 2018) of unfunded obligations.

The movements in the fair value of plan assets for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	19 219	397	4 863	24 479	19 967	532	5 036	25 535
Interest income	674	11	108	793	635	15	95	745
Administrative expenses and interest on asset ceiling	(18)	–	(7)	(25)	(17)	–	(1)	(18)
Settlements	–	–	(158)	(158)	–	–	(3)	(3)
Total	656	11	(57)	610	618	15	91	724
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 834	43	414	2 291	(775)	(25)	(187)	(987)
Total	1 834	43	414	2 291	(775)	(25)	(187)	(987)
Translation differences	386	9	111	506	868	19	(21)	866
Contributions:
Employers	27	14	57	98	26	6	65	97
Plan participants	–	105	25	130	–	115	23	138
Benefits paid	(1 511)	(284)	(139)	(1 934)	(1 475)	(278)	(145)	(1 898)
Section 420 Transfer(1)	(169)	169	–	–	(13)	13	–	–
Other	1	–	(1)	–	3	–	1	4
Total	(1 266)	13	53	(1 200)	(591)	(125)	(77)	(793)
As of December 31	20 443	464	5 273	26 180	19 219	397	4 863	24 479
(1)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the funded status for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	3 257	(1 987)	(746)	524	2 871	(1 986)	(847)	38
Current service cost	(66)	–	(87)	(153)	(70)	–	(93)	(163)
Interest income/(expense)	103	(68)	(20)	15	78	(64)	(12)	2
Past service cost	(46)	167	19	140	(44)	–	(8)	(52)
Settlements	–	–	(9)	(9)	–	–	(4)	(4)
Total	(9)	99	(97)	(7)	(36)	(64)	(117)	(217)
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 834	43	414	2 291	(775)	(25)	(187)	(987)
Gain/(loss) from change in demographic assumptions	759	49	5	813	36	23	21	80
(Loss)/gain from change in financial assumptions	(1 677)	(231)	(483)	(2 391)	938	155	205	1 298
Experience gain/(loss)	37	39	(5)	71	56	(10)	33	79
Total	953	(100)	(69)	784	255	143	72	470
Translation differences	51	(44)	19	26	151	(86)	(6)	59
Employer contributions	27	14	57	98	26	6	65	97
Benefits paid	–	–	103	103	–	–	90	90
Section 420 Transfer(1)	(169)	169	–	–	(13)	13	–	–
Other	1	(12)	–	(11)	3	(13)	(3)	(13)
Total	(90)	127	179	216	167	(80)	146	233
As of December 31	4 111	(1 861)	(733)	1 517	3 257	(1 987)	(746)	524

(1)   Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(573)	–	(54)	(627)	(453)	–	(46)	(499)
Interest expense	(24)	–	–	(24)	(16)	–	(1)	(17)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(370)	–	–	(370)	(76)	–	(6)	(82)
Translation differences	(8)	–	(1)	(9)	(28)	–	(1)	(29)
As of December 31	(975)	–	(55)	(1 030)	(573)	–	(54)	(627)

Net balances as of December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	3 136	(1 861)	(788)	487	2 684	(1 987)	(800)	(103)

Asset ceiling limitation

IAS19, Employee benefits, limits the amount of pension fund surplus that an entity may recognize to the amount of economic benefit that the entity can realize, either through a  refund or as a  reduction in future contributions. The most significant limitation of asset recognition for the Group is from the overfunded US formerly union represented pension plan. All other countries where asset ceiling limits apply are not considered material. Movements in asset ceiling limitation are recognized directly in the consolidated statement of comprehensive income, excluding amounts included in interest expense.  The Group recognized an asset ceiling limitation in the amount of EUR 1 030 million (EUR 627 million in 2018).

Recognized in the income statement

Recognized in the consolidated income statement for the years ended December 31:

EURm	2019	2018	2017
Current service cost(1)	153	163	180
Past service cost(2)	(140)	52	(3)
Interest expense(3)	9	15	37
Settlements(2)	9	–	–
Other	–	4	–
Total	31	234	214
Of which relates to:
United States pensions	33	52	55
United States Opeb	(99)	64	83
Other pensions	97	118	76

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in other operating income and expense within the consolidated income statement.

(3)   Included in financial income and expense within the consolidated income statement.

Recognized in other comprehensive income

Recognized in other comprehensive income for the years ended December 31:

EURm	2019	2018	2017
Return on plan assets, excluding amounts included in interest income	2 291	(987)	1 589
Gain from change in demographic assumptions	813	80	136
(Loss)/gain from change in financial assumptions	(2 391)	1 298	(1 036)
Experience gain	71	79	267
Change in asset ceiling, excluding amounts included in interest expense	(370)	(82)	(233)
Total	414	388	723
Of which relates to:
United States pensions	583	179	599
United States Opeb	(100)	143	133
Other pensions	(69)	66	(9)

Actuarial assumptions and sensitivity analysis

Actuarial assumptions

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.

The discount rates and mortality tables used for the significant plans:

	2019	2018	2019
	Discount rate %		Mortality table
United States	2.8	3.9	Pri–2012 w/MP–2019 mortality projection scale
Germany	0.8	1.6	Heubeck 2018G
United Kingdom(1)	1.9	2.7	S2PA Light
Total weighted average for all countries	2.5	3.5
(1)	Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2019	2018
Discount rate for determining present values	2.5	3.5
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.3	0.4
Inflation rate	1.9	2.1
Weighted average duration of defined benefit obligations	10 yrs	11 yrs

Actuarial assumptions – United States

Actuarial assumptions used for determining the defined benefit obligation:

%	2019	2018
Benefit obligation, discount rate
Pension	2.8	3.9
Post-employment healthcare and other	2.6	3.7
Post-employment group life	2.9	4.0
Annual rate of increase in future compensation levels	2.06	2.05
Assumed healthcare cost trend rates
Healthcare costs trend rate assumed for next year	6.1	6.3
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits)	6.2	6.4
Terminal growth rate	4.4	4.9
Year that the rate reaches the terminal growth value	2028	2028

Sensitivity analysis

When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation is calculated using the projected unit credit method. The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant and may not be representative of the actual impact of changes. If more than one assumption is changed simultaneously, the combined impact of changes would not necessarily be the same as the sum of the individual changes. If the assumptions change to a different level compared with that presented, the effect on the defined benefit obligation may not be linear. Increases and decreases in the principal assumptions which are used in determining the defined benefit obligation, do not have a symmetrical effect on the defined benefit obligation primarily due to the compound interest effect created when determining the net present value of the future benefit.

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

			Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption		EURm	EURm
Discount rate for determining present values	1.0%		2 282	(2 776)
Annual rate of increase in future compensation levels	1.0%		(134)	111
Pension growth rate	1.0%		(542)	420
Inflation rate	1.0%		(580)	475
Healthcare cost trend rate	1.0%		(30)	28
Life expectancy	1	year	(811)	756
(1)	Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Investment strategies

The overall pension investment objective of the Group is to preserve or enhance the pension plans’ funded status through the implementation of an investment strategy that maximizes return within the context of minimizing funded status risk. In formulating the asset allocation for the Plans, multiple factors are considered, including, but not limited to the long-term risk and return expectations for a variety of asset classes as well as current and multi-year projections of the pension plans’ demographics, benefit payments, contributions and funded status. Local trustee boards are responsible for conducting Asset-Liability studies, when appropriate; overseeing the investment of plan assets; and monitoring and managing associated risks under company oversight and in accordance with local law. The results of the Asset-Liability framework are implemented on a plan level.

The Group’s pension investment managers may use derivative financial instruments including futures contracts, forward contracts, options and interest rate swaps to manage market risk. The performance and risk profile of investments is regularly monitored on a stand-alone basis as well as in the broader portfolio context. One risk is a decline in the plan’s funded status as a result of the adverse performance of plan assets and/or defined benefit obligations. The application of the Asset-Liability Model study focuses on minimizing such risks.

Disaggregation of plan assets

	2019				2018
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	963	–	963	4	1 735	23	1 758	7
Fixed income securities	19 294	113	19 407	74	17 195	203	17 398	71
Insurance contracts	–	841	841	3	–	901	901	4
Real estate	–	1 435	1 435	6	–	1 332	1 332	5
Short-term investments	758	75	833	3	515	40	555	2
Private equity and other	131	2 570	2 701	10	114	2 421	2 535	11
Total	21 146	5 034	26 180	100	19 559	4 920	24 479	100

Most short-term investments including cash, equities and fixed-income securities have quoted market prices in active markets. Equity securities represent investments in equity funds and direct investments, which have quoted market prices in an active market. Fixed income securities represent investments in government and corporate bonds, as well as investments in bond funds, which have quoted market prices in an active market. Fixed income securities may also comprise investments in funds and direct investments. Insurance contracts are customary pension insurance contracts structured under domestic law in the respective countries. Real estate investments are investments in commercial properties or real estate funds which invest in a diverse range of real estate properties. Short-term investments are liquid assets or cash which are being held for a short period of time, with the primary purpose of controlling the tactical asset allocation. Private equity and other, includes commodities as well as alternative investments, including derivative financial instruments.

United States plan assets

United States plan asset target and actual allocation range of the pension and Opeb trust by asset category as of December 31, 2019:

	Pension target	Percentage of	Opeb	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	0 - 6	1	42	42
Fixed income securities	77 - 87	83	14	14
Real estate	4 - 8	5	–	–
Short-term investments	–	–	44	44
Private equity and other	6 - 13	11	–	–
Total	100	100	100	100

The majority of the Group’s United States pension plan assets are held in a master pension trust. The Opeb plan assets are held in two separate trusts. The Pension & Benefits Investment Committee formally approves the target allocation ranges every few years on the completion of the asset-liability study by external advisors and internal investment management. The overall United States pension plan asset portfolio reflects a balance of investments split of approximately 17/83 between equity, including alternative investments for this purpose, and fixed income securities.

United States pension plan assets included EUR 0.1 million of Nokia ordinary shares and EUR 0.5 million of Nokia bonds as of December 31, 2019 (EUR 0.2 million of Nokia ordinary shares and EUR 0.5 million of Nokia bonds in 2018).

Significant events in 2019

Plan amendments

US post-employment medical and dental benefit agreement renewal

In the US, the Group has an existing agreement with two unions,  the Communications Workers of America (CWA) and International Brotherhood of Electrical Workers (IBEW)--to provide post-employment medical and dental benefits and group life insurance coverage for formerly represented retirees. That agreement originally ran until December 31, 2019.  On September 10, 2019, the Group entered into a new agreement with the CWA and IBEW that extends these benefits for another five years, until December 31, 2024. The new agreement continues a reduction, of EUR 36 million per year, in the amount of the Group’s financial commitment with respect to these benefits. As the liability is calculated based upon the Group’s original commitment before the reduction, this reduced subsidy under the new agreement resulted in an overall reduction of EUR 168 million in the existing obligation, which was recognized as a gain due to plan amendment offsetting past service costs in the consolidated income statement.

US Mortality Table update

On October 23, 2019, the US Society of Actuaries (SoA) published new base mortality tables applicable to private pension plans (the Pri-2012 mortality tables) in the US. On the same day, the SoA published a new mortality improvement scale (MP-2019). As a result of publication of the new base mortality tables and mortality improvement scale, the Group adopted Pri-2012 (“white collar” for management participants and “blue collar” for occupational participants) and MP-2019 for the valuation of obligations at December 31, 2019. This resulted in a decrease in the pension liability in the US and an actuarial gain of EUR 775 million, which was recognized as pension remeasurement in the consolidated statement of comprehensive income.

UK Trust Merger and related Pension Increase Exchange (PIE) exercise and pension buy-out

During 2019 a PIE was offered to Lucent pensioners to settle a portion of their future pension liabilities and benefits. The liability of ‘new’ Lucent pensioners whose benefit was not insured earlier was transferred out of the trust, together with the previously insured Lucent pensioners, through a pension buy-out arrangement, to an insurer. The net impact of these activities resulted in a EUR 140 million reduction in the defined benefit obligation as at December 31, 2019 and an accounting charge of EUR 4 million in the consolidated income statement, recognized as past service/settlement costs.

Future cash flows

Contributions

Group contributions to the pension and other post-employment benefit plans are made to facilitate future benefit payments to plan participants. The funding policy is to meet minimum funding requirements as set forth in the employee benefit and tax laws, as well as any such additional amounts as the Group may determine appropriate. Contributions are made to benefit plans for the sole benefit of plan participants. Employer contributions expected to be paid in 2020 total EUR 92 million.

United States pension plans

Funding methods

Funding requirements for the three United States qualified defined benefit pension plans are determined by the applicable statutes, namely the Employee Retirement Income Security Act of 1974 (ERISA), the Internal Revenue Code of 1986, and regulations issued by the Internal Revenue Service (IRS).

In determining funding requirements, ERISA allows assets to be either market value or an average value over a period of time; and liabilities to be based on spot interest rates or average interest rates over a period of time. For the non-represented, represented and formerly represented pension plans, the Group does not foresee any future funding requirement for regulatory funding purposes, given the plans’ asset allocation and the level of assets compared to liabilities.

Post-employment healthcare benefits for both non-represented and formerly union represented retirees’ are capped for those who retired on or before March 1, 1990. The benefit obligation associated with this group of retirees is approximately 73% of the total United States retiree healthcare obligation as of December 31, 2019. The US government’s Medicare program is the primary payer for those aged 65 and older, comprising almost all of uncapped retirees.

Section 420 transfers

Section 420 of the U.S. Internal Revenue Code (Section 420) allows for the transfer of pension assets in excess of specified thresholds (excess pension assets) over the plan’s funding obligation to be used to fund healthcare benefits and/or life insurance coverage (Opeb) of retired employees entitled to pension benefits under the plan. Section 420 requires employers making such transfers to continue to provide healthcare benefits or life insurance coverage, as the case may be, to those retirees for a certain period of time (cost maintenance period) at levels prescribed by regulations.

For retirees who were represented by the CWA and IBEW, the Group expects to fund the entire current retiree healthcare and group life insurance obligations with Section 420 transfers from the formerly represented pension plan’s pension surplus. This is considered as a refund from the pension plan when setting the asset ceiling. For retirees participating in the non-represented pension plan, the Group expects, from time to time, to be able to fund some portion of the current retiree group life insurance obligation with Section 420 transfers from the non-represented pension plan’s pension surplus, as funding levels permit.

Section 420 is currently set to expire on December 31, 2025.

Group Contributions

The following table summarizes expected contributions to the Group pension and Opeb plans for 2020 and for the US pension and post-employment plans until 2029. These figures include the reimbursements the Group expects to receive with respect to the US coverage provided to US plan participants eligible for the Medicare prescription drug benefit. The Group did not make contributions to the US qualified pension plans in 2019, nor does it expect to make any contributions in 2020. Actual contributions may differ from expected contributions due to various factors, including performance of plan assets, interest rates, and legislative changes.

					Other	Total for
	US Pension	US Opeb			Countries	Group
				Medicare subsidy
				for formerly
EURm	Supplemental plans	Non-represented	Other benefit plans	union represented(1)
2020	26	8	3	(13)	55	79
2021	26	8	3	(12)
2022	25	7	3	(11)
2023	25	7	53	(11)
2024	24	6	56	(10)
2025-2029	110	23	285	(41)
(1)	Medicare Subsidy is recorded within other movements in the reconciliation of the present value of the defined benefit obligation.

Benefit payments

The following table summarizes expected benefit payments from the pension plans and other post-employment benefit plans until 2029. Actual benefit payments may differ from expected benefit payments. The amounts for the United States plans are net of expected plan participant contributions, as well as the annual Medicare Part D subsidy of approximately EUR 13 million.

	Direct benefit payments
	US Pension			US Opeb		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2020	1 222	290	26	132	61	263	1 994
2021	1 066	257	26	125	61	269	1 804
2022	1 019	243	25	110	62	265	1 724
2023	976	230	25	92	62	304	1 689
2024	932	217	24	79	62	275	1 589
2025-2029	4 040	891	110	442	308	1 444	7 235

Benefits are paid from plan assets where there is sufficient funding available to the plan to cover the benefit obligation. Any payments in excess of the plan assets are paid directly by the Group. Direct benefit payments expected to be paid in 2020 total EUR 102 million.